                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:          December 31, 2005
                                                 -------------------------------


Check here if Amendment                         [ ]   Amendment Number:
                                                                           -----
This Amendment (Check only one.):               [ ]   is a restatement

                                                [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
           --------------------------------------
Address:   260 Preston Commons West
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           8117 Preston Road
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           Dallas, Texas 75225
           --------------------------------------

Form 13F File Number:      28-10378
                           ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
           --------------------------------------
Title:     Managing Director
           --------------------------------------
Phone:     (214) 265-4165
           --------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell         Dallas, TX           February 14, 2006
-----------------------       -------------          -----------------
      (Signature)             (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          ----------------------
Form 13F Information Table Entry Total:        23
                                          ----------------------
Form 13F Information Table Value Total:   769,853               (thousands)
                                          ----------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE


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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd.          SPONSORED ADR  000375-20-4     11180    1,150,157    SH    N/A       SOLE           0      1,150,157    0      0
ARCH COAL INC          COM       039380-10-0     81602    1,026,442    SH    N/A       SOLE           0      1,026,442    0      0
BG PLC            ADR FIN INST N 055434-20-3     27023      543,420    SH    N/A       SOLE           0        543,420    0      0
BJ SVCS CO             COM       055482-10-3     50653    1,381,313    SH    N/A       SOLE           0      1,381,313    0      0
CABOT OIL & GAS
 CORP                  COM       127097-10-3     14886      330,059    SH    N/A       SOLE           0        330,059    0      0
CONOCOPHILLIPS         COM         20825C104     13207      227,000    SH    N/A       SOLE           0        227,000    0      0
CONSOL ENERGY INC      COM       20854P-10-9     57582      883,424    SH    N/A       SOLE           0        883,424    0      0
DENBURY RESOURCES
 INC                   COM         247916208     20938      919,154    SH    N/A       SOLE           0        919,154    0      0
DRESSER RAND GROUP
 INC                   COM         261608103     13349      552,076    SH    N/A       SOLE           0        552,076    0      0
ENCANA CORP            COM       292505-10-4     31254      692,077    SH    N/A       SOLE           0        692,077    0      0
EOG RES INC            COM       26875P-10-1     51161      697,306    SH    N/A       SOLE           0        697,306    0      0
FOUNDATION COAL
 HOLDINGS INC          COM         35039W100     15261      401,616    SH    N/A       SOLE           0        401,616    0      0
GLOBALSANTAFE CORP     SHS       G3930E-10-1     27705      575,388    SH    N/A       SOLE           0        575,388    0      0
JACOBS ENGR GROUP
 INC                   COM         469814107     15612      230,032    SH    N/A       SOLE           0        230,032    0      0
MASSEY ENERGY CORP     COM       576206-10-6     45382    1,198,354    SH    N/A       SOLE           0      1,198,354    0      0
PEABODY ENERGY
 CORP                  COM       704549-10-4     89995    1,091,911    SH    N/A       SOLE           0      1,091,911    0      0
QUICKSILVER
 RESOURCES INC         COM       74837R-10-4     42025    1,000,348    SH    N/A       SOLE           0      1,000,348    0      0
ROWAN COMPANIES
 INC                   COM         779382100     14129      396,437    SH    N/A       SOLE           0        396,437    0      0
SUNCOR ENERGY INC      COM       867229-10-6     68142    1,079,393    SH    N/A       SOLE           0      1,079,393    0      0
TESORO CORP            COM       881609-10-1     13541      220,000    SH    N/A       SOLE           0        220,000    0      0
TODCO                  CL A      88889T-10-7     19953      524,243    SH    N/A       SOLE           0        524,243    0      0
TRANSOCEAN INC         ORD       G90078-10-9     32167      461,579    SH    N/A       SOLE           0        461,579    0      0
VALERO ENERGY CORP
 NEW                   COM         91913Y100     13106      254,000    SH    N/A       SOLE           0        254,000    0      0